Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
Net Loss Per Share

7.         Net Loss Per Share

The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	Year ended		Year ended		Year ended
	December 31,		December 31,		December 31,
	2020		2021		2022
	HK$		HK$		HK$

Basic and diluted loss per share
Numerator:
Net loss for the year attributable to the Company’s ordinary shareholders		(3,507)		(3,001)		(3,225)

Denominator:
Weighted average number of basic and diluted ordinary shares outstanding		12,938,128		12,938,128		12,938,128

Weighted average number of basic and diluted ordinary shares used in calculating loss per share		12,938,128		12,938,128		12,938,128

Basic and diluted net loss per share	HK$	(0.27)	HK$	(0.23)	HK$	(0.25)